LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Schedule of future minimum lease payments
Year

2025	7,127
2026	6,510
2027	6,174
2028	5,870
2029	5,028
2030 and thereafter	41,903
Total lease payments	72,612
Less imputed interest	(17,080)
Total	55,532